Note 5 & 6 - Goodwill & Intangible Asset Disclosure	6 Months Ended
Feb. 28, 2018
Notes
Note 5 & 6 - Goodwill & Intangible Asset Disclosure

Note 5 – Asset Purchase

On May 11, 2012, the Company entered into an Asset Purchase Agreement with St. George Investments LLC, an Illinois limited liability company, to acquire certain assets in foreclosure for 6,000,000 common shares.  The assets were formerly owned by Helix Wind, Inc., a Nevada corporation in the same business as the Company.  The assets and agreed prices were:

Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Intangible Assets	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network
systems, wind turbine monitoring system, URL)	1,467,500
Restrictive Covenant	2,500
Total Intangible Assets	$ 1,475,000

Note 6 – Intangible Property

The Company has acquired intangible property in patents, patents pending and goodwill.  The patents are being amortized over their expected lives of not more than seventeen years.  The restrictive covenants were fully amortized as of August 31, 2013.  Those patent costs allocated to pending patents do not begin amortizing until the underlying patent is issued.  If for some reason a patent is not issued the costs associated with the acquisition and the continuation of the application are fully amortized in the year of the denial.

	February 28, 2018	August 31, 2017
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(514,049)	(468,961)
	$ 1,062,543	$ 1,112,631

In six months ended February 28, 2018 and 2017, amortization was $45,088 and $45,088, respectively.